NATIXIS FUNDS

Supplement dated December 28, 2012, to the Natixis Funds Statement of Additional Information dated March 30, 2012, as may be revised or supplemented from time to time, for the following funds:

ASG Growth Markets Fund	Loomis Sayles Capital Income Fund
Gateway International Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective January 1, 2013, Edmond J. English has been appointed as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Trustees and Officers” within the section “Management of the Trusts”:

Name and Year of Birth	Position(s) Held with the Trust(s), Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Edmond J. English (1953)	Trustee Since 2013 Contract Review and Governance Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	44 Formerly, Director, BJ’s Wholesale Club (retail); formerly, Director, Citizens Financial Group (bank)	Significant experience on the board of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

[1]

Each Trustee serves until retirement, resignation or removal from the Board of Trustees of the Trusts. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board on November 18, 2011.

[2]

The Trustees of the Trusts serve as Trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series (collectively, the “Fund Complex”).

Effective at the close of business on December 31, 2012, Graham T. Allison, Jr. has retired from the Board of Trustees of the Trusts. Accordingly, all references to Mr. Allison are hereby deleted at the close of business on December 31, 2012.

Effective immediately, Daniel M. Cain is deemed an “interested person” of Natixis Funds Trust II. Accordingly, for purposes of Natixis Funds Trust II only, all information pertaining to Mr. Cain is hereby moved from the “Independent Trustees” section to the “Interested Trustees” section of the following tables within the section “Management of the Trusts”:

•	Trustees and Officers

•	Fund Securities Owned by the Trustees

•	Compensation

In addition, the following footnote is added to Mr. Cain’s name where it appears in such tables: “Mr. Cain is deemed an “interested person” of Natixis Funds Trust II because he holds the following position with a firm that has a material business or professional relationship with McDonnell Investment Management, LLC, the subadviser to a series of Natixis Funds Trust II: Chairman, Cain Brothers & Company, Incorporated.”

Effective January 1, 2013, the first paragraph in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trusts” is hereby replaced with the following:

The Board is led by the Chairperson of the Board, who is an Independent Trustee. The Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and Hansberger International Series currently consists of thirteen trustees, ten of whom are Independent Trustees. The Board of Trustees of Natixis Funds Trust II currently consists of thirteen trustees, nine of whom are Independent Trustees. The trustees have delegated significant oversight authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Audit Committee consists solely of Independent Trustees. These committees meet separately and at times jointly, with the joint meetings intended to educate and involve all Independent Trustees in significant committee-level topics. As well as handling matters directly, the committees raise matters to the Board for consideration. In addition to the oversight performed by the committees and the Board, the Chairperson of the Board and the chairpersons of each committee interact frequently with management regarding topics to be considered at Board and committee meetings as well as items arising between meetings. At least once a year the Board reviews its governance structure. The Board believes its leadership structure is appropriate and effective in that it allows for oversight at the committee or board level, as the case may be, while facilitating communications among the trustees and between the Board and Fund management.

Effective January 1, 2013, Edmond J. English has been appointed as a member of the Contract Review and Governance Committee and Erik R. Sirri has resigned from the Contract Review and Governance Committee and has been appointed as a member of the Audit Committee. Accordingly, the list of the members of the Audit Committee and Contract Review and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trusts” is hereby replaced with the following:

Audit Committee	Contract Review and Governance Committee
Kenneth A. Drucker – Chairman	Daniel M. Cain – Chairman
Wendell J. Knox	Charles D. Baker
Erik R. Sirri	Edmond J. English
Cynthia L. Walker	Martin T. Meehan
Peter J. Smail

Effective immediately, the first paragraph in the sub-section “Trustee Fees” within the section “Management of the Trusts” is hereby replaced with the following:

The Trusts pay no compensation to their officers or to Trustees who are employees of Natixis Global Asset Management or its affiliates.

Effective January 1, 2013, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trusts” is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $17,500. Each Contract Review and Governance Committee and Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

As of December 31, 2011, Mr. English owned shares of Funds overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Fund Securities Owned by the Trustees” within the section “Management of the Trusts”:

Independent Trustees

Dollar Range of Fund Shares[1]	Growth Markets Fund	Senior Floating Rate and Fixed Income Fund	Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee[2]
Edmond J. English	A	A	E

[1]	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. over $100,000
[2]	The Loomis Sayles Capital Income Fund and the Gateway International Fund commenced operations on March 30, 2012.

NATIXIS FUNDS

Supplement dated December 28, 2012, to the Natixis Funds Statement of Additional Information dated May 1, 2012, as may be revised or supplemented from time to time, for the following funds:

ASG Diversifying Strategies Fund	Gateway Fund
ASG Global Alternatives Fund	Loomis Sayles Strategic Alpha Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Multi-Asset Real Return Fund

Effective January 1, 2013, Edmond J. English has been appointed as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Trustees and Officers” within the section “Management of the Trusts”:

Name and Year of Birth	Position(s) Held with the Trust(s), Length of Time Served and Term of Office[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen[2] and Other Directorships Held During Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Edmond J. English (1953)	Trustee Since 2013 Contract Review and Governance Committee Member	Chief Executive Officer of Bob’s Discount Furniture (retail)	44 Formerly, Director, BJ’s Wholesale Club (retail); formerly, Director, Citizens Financial Group (bank)	Significant experience on the board of other business organizations (including at a retail company and a bank); executive experience (including at a retail company)

[1]

Each trustee serves until retirement, resignation or removal from the Board of Trustees of the Trusts. The current retirement age is 72. The position of Chairperson of the Board is appointed for a two-year term. Ms. Moose was appointed to serve an additional two-year term as the Chairperson of the Board on November 18, 2011.

[2]

The trustees of the Trusts serve as trustees of a fund complex that includes all series of the Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (collectively, the “Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (collectively, the “Loomis Sayles Funds Trusts”), and Hansberger International Series (collectively, the “Fund Complex”).

Effective at the close of business on December 31, 2012, Graham T. Allison, Jr. has retired from the Board of Trustees of the Trusts. Accordingly, all references to Mr. Allison are hereby deleted at the close of business on December 31, 2012.

Effective immediately, Daniel M. Cain is deemed an “interested person” of Natixis Funds Trust II. Accordingly, for purposes of Natixis Funds Trust II only, all information pertaining to Mr. Cain is hereby moved from the “Independent Trustees” section to the “Interested Trustees” section of the following tables within the section “Management of the Trusts”:

•	Trustees and Officers

•	Fund Securities Owned by the Trustees

•	Compensation

In addition, the following footnote is added to Mr. Cain’s name where it appears in such tables: “Mr. Cain is deemed an “interested person” of Natixis Funds Trust II because he holds the following position with a firm that has a material business or professional relationship with McDonnell Investment Management, LLC, the subadviser to a series of Natixis Funds Trust II: Chairman, Cain Brothers & Company, Incorporated.”

Effective January 1, 2013, the first paragraph in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trusts” is hereby replaced with the following:

The Board is led by the Chairperson of the Board, who is an Independent Trustee. The Board of Trustees of Natixis Funds Trust I, Natixis Funds Trust IV, Loomis Sayles Funds I, Loomis Sayles Funds II, Gateway Trust and Hansberger International Series currently consists of thirteen trustees, ten of whom are Independent Trustees. The Board of Trustees of Natixis Funds Trust II currently consists of thirteen trustees, nine of whom are Independent Trustees. The trustees have delegated significant oversight authority to the two standing committees of the Trust, the Audit Committee and Contract Review and Governance Committee. The Audit Committee consists solely of Independent Trustees. These committees meet separately and at times jointly, with the joint meetings intended to educate and involve all Independent Trustees in significant committee-level topics. As well as handling matters directly, the committees raise matters to the Board for consideration. In addition to the oversight performed by the committees and the Board, the Chairperson of the Board and the chairpersons of each committee interact frequently with management regarding topics to be considered at Board and committee meetings as well as items arising between meetings. At least once a year the Board reviews its governance structure. The Board believes its leadership structure is appropriate and effective in that it allows for oversight at the committee or board level, as the case may be, while facilitating communications among the trustees and between the Board and Fund management.

Effective January 1, 2013, Edmond J. English has been appointed as a member of the Contract Review and Governance Committee and Erik R. Sirri has resigned from the Contract Review and Governance Committee and has been appointed as a member of the Audit Committee. Accordingly, the list of the members of the Audit Committee and Contract Review and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trusts” is hereby replaced with the following:

Audit Committee	Contract Review and Governance Committee
Kenneth A. Drucker – Chairman	Daniel M. Cain – Chairman
Wendell J. Knox	Charles D. Baker
Erik R. Sirri	Edmond J. English
Cynthia L. Walker	Martin T. Meehan
Peter J. Smail

Effective immediately, the first paragraph in the sub-section “Trustee Fees” within the section “Management of the Trusts” is hereby replaced with the following:

The Trusts pay no compensation to their officers or to Trustees who are employees of Natixis Global Asset Management or its affiliates.

Effective January 1, 2013, the second paragraph in the sub-section “Trustee Fees” within the section “Management of the Trusts” is hereby replaced with the following:

The Chairperson of the Board receives a retainer fee at the annual rate of $285,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $115,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at the annual rate of $17,500. Each Contract Review and Governance Committee and Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each committee meeting that he or she attends telephonically. These fees are allocated among the mutual fund portfolios in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, Hansberger International Series and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio.

As of December 31, 2011, Mr. English owned shares of Funds overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Fund Securities Owned by the Trustees” within the section “Management of the Trusts”:

Independent Trustees

Dollar Range of Fund Shares[1]	Edmond J. English
Diversifying Strategies Fund	A
Global Alternatives Fund	A
Managed Futures Strategy Fund	A
Strategic Alpha Fund	A
Multi-Asset Real Return Fund	A
Gateway Fund	A
Aggregate Dollar Range of Fund Shares in Fund Complex Overseen by Trustee	E

[1]	A. None
B. $1 – 10,000
C. $10,001 – $50,000
D. $50,001 – $100,000
E. over $100,000